UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2009

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Twele Capital Management, Inc.
Address: P.O. Box 4209
         Hopkins, MN  55343

13F File Number:  028-13313

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Maressia Twele
Title:     Chief Financial Officer
Phone:     952-807-5095

Signature, Place, and Date of Signing:

      /s/ Maressia Twele     Hopkins, MN     October 14, 2009

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     39

Form13F Information Table Value Total:     $123,239 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE


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                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
BARCLAYS BK PLC                IPMS INDIA ETN   06739F291      231     3918 SH       SOLE                     1050        0     2868
BLACKROCK INS MUNIC INC INV    COM              09250G102      233    17000 SH       SOLE                        0        0    17000
BLACKROCK INSD MUN INCOME TR   COM              092479104      406    29000 SH       SOLE                        0        0    29000
BLACKROCK MUNIHOLDINGS FD IN   COM              09253N104      193    13000 SH       SOLE                        0        0    13000
BLACKROCK MUNYIELD INSD FD I   COM              09254E103      523    41000 SH       SOLE                        0        0    41000
DELAWARE INV MN MUN INC FD I   COM              24610V103      172    13550 SH       SOLE                        0        0    13550
EATON VANCE INS MUN BD FD      COM              27827X101      697    53000 SH       SOLE                        0        0    53000
ISHARES TR                     RSSL MCRCP IDX   464288869     2703    68471 SH       SOLE                    57600        0    10871
ISHARES TR                     S&P NTL AMTFREE  464288414     1144    10817 SH       SOLE                        0        0    10817
ISHARES TR                     HIGH YLD CORP    464288513    11807   136729 SH       SOLE                   120200        0    16529
ISHARES TR                     US PFD STK IDX   464288687     4118   113535 SH       SOLE                    90070        0    23465
ISHARES TR INDEX               MSCI EMERG MKT   464287234     4179   107398 SH       SOLE                    72990        0    34408
ISHARES TR INDEX               BARCLY USAGG B   464287226    13775   131295 SH       SOLE                   125350        0     5945
ISHARES TR INDEX               BARCLYS 20+ YR   464287432     2725    27617 SH       SOLE                    21628        0     5989
ISHARES TR INDEX               BARCLYS 7-10 YR  464287440     4318    46752 SH       SOLE                    38173        0     8579
ISHARES TR INDEX               BARCLYS TIPS BD  464287176     9407    91436 SH       SOLE                    82810        0     8626
ISHARES TR INDEX               COHEN&ST RLTY    464287564     3704    76189 SH       SOLE                    67600        0     8589
ISHARES TR INDEX               DJ SEL DIV INX   464287168     8650   209590 SH       SOLE                   163415        0    46175
ISHARES TR INDEX               FTSE XNHUA IDX   464287184      247     6027 SH       SOLE                     1150        0     4877
ISHARES TR INDEX               IBOXX INV CPBD   464287242    10470    98145 SH       SOLE                    82336        0    15809
ISHARES TR INDEX               RUSL 2000 VALU   464287630      575    10183 SH       SOLE                        0        0    10183
ISHARES TR INDEX               RUSSELL1000GRW   464287614     2912    62880 SH       SOLE                    56360        0     6520
ISHARES TR INDEX               RUSSELL1000VAL   464287598     3014    54322 SH       SOLE                    47570        0     6752
ISHARES TR INDEX               S&P 500 INDEX    464287200     2552    24070 SH       SOLE                    18700        0     5370
ISHARES TR INDEX               S&P MIDCAP 400   464287507     5289    76701 SH       SOLE                    59100        0    17601
ISHARES TR INDEX               S&P SMLCAP 600   464287804     4821    92103 SH       SOLE                    76500        0    15603
ISHARES TR INDEX               MSCI EAFE IDX    464287465     4126    75450 SH       SOLE                    57100        0    18350
KAYNE ANDERSON MLP INVSMNT C   COM              486606106     1711    80895 SH       SOLE                    48442        0    32453
NFJ DIVID INT & PREM STRTGY    COM SHS          65337H109      595    44435 SH       SOLE                     2700        0    41735
NUVEEN INS FL TX FR ADV MUN    COM              670655109      145    11000 SH       SOLE                        0        0    11000
NUVEEN INSD DIVID ADVANTAGE    COM              67071L106      545    38000 SH       SOLE                        0        0    38000
VANGUARD BD INDEX FD INC       TOTAL BND MRKT   921937835     2631    33100 SH       SOLE                    32900        0      200
VANGUARD INDEX FDS             GROWTH ETF       922908736     1388    28165 SH       SOLE                    25100        0     3065
VANGUARD INDEX FDS             MID CAP ETF      922908629     2799    49195 SH       SOLE                    46200        0     2995
VANGUARD INDEX FDS             SMALL CP ETF     922908751      920    16566 SH       SOLE                    14500        0     2066
VANGUARD INDEX FDS             VALUE ETF        922908744      795    17250 SH       SOLE                    15300        0     1950
VANGUARD INTL EQUITY INDEX F   EMR MKT ETF      922042858     2486    64530 SH       SOLE                    58600        0     5930
VANGUARD TAX-MANAGED FD        EUROPE PAC ETF   921943858     3088    90027 SH       SOLE                    83250        0     6777
WISDOMTREE TRUST               DIV EX-FINL FD   97717W406     3145    83047 SH       SOLE                    79950        0     3097